UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22035

Excelsior Directional Hedge Fund of Funds (TE), LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss

U.S. Trust Hedge Fund Management, Inc.

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 352-4497

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

During the period July 1, 2008 to June 30, 2009, Excelsior Directional Hedge Fund of Funds (TE), LLC did not vote any proxies.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Excelsior Directional Hedge Fund of Funds (TE), LLC

By (Signature and Title)*	/s/ Spencer N. Boggess

Spencer N. Boggess

Principal Executive Officer

Date August 28, 2009

*Print the name and title of each signing officer under his or her signature